ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH STOCK FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 12.7%
Hotels, Restaurants & Leisure 2.0%
Carnival	1,022,000	47,891
International Game Technology	3,115,000	125,784
Marriott, Class A	2,596,800	127,139
MGM Mirage (1)	810,000	56,311
Wynn Resorts (4)	811,000	76,932
		434,057
Household Durables 1.3%
Harman International	1,453,000	139,604
Lennar, Class A	3,323,200	140,272
		279,876
Internet & Catalog Retail 1.6%
Amazon.com (1)	6,050,000	240,729
Liberty Media Interactive, Class A (1)	4,230,850	100,779
		341,508
Media 2.8%
Clear Channel Communications	3,311,000	116,017
EchoStar Communications, Class A (1)	550,000	23,887
Grupo Televisa, ADR	4,220,000	125,756
Liberty Media Capital, Class A (1)	1,600,176	176,963
Viacom, Class B (1)	3,612,200	148,498
		591,121
Multiline Retail 2.6%
Kohl's (1)	3,690,000	282,691
Target	4,742,000	281,011
		563,702
Specialty Retail 1.9%
Bed Bath & Beyond (1)	2,190,000	87,972
Home Depot	1,597,200	58,681
Lowes	4,000,000	125,960
PetSmart	4,337,700	142,971
		415,584
Textiles, Apparel & Luxury Goods 0.5%
Coach (1)	1,247,800	62,453
Nike, Class B	463,300	49,230
		111,683

Total Consumer Discretionary		2,737,531
CONSUMER STAPLES 7.0%
Beverages 1.3%
InBev (EUR)	1,422,000	102,791
PepsiCo	2,715,300	172,585
		275,376
Food & Staples Retailing 4.4%
CVS/Caremark	12,968,850	442,756
Sysco	1,925,000	65,123
Wal-Mart	3,946,000	185,265
Wal-Mart de Mexico, ADR	1,895,000	79,969
Walgreen	2,088,600	95,846
Whole Foods Market	1,635,000	73,330
		942,289
Household Products 1.3%
Procter & Gamble	3,200,000	202,112
Reckitt Benckiser (GBP)	1,790,000	93,232
		295,344

Total Consumer Staples		1,513,009
ENERGY 6.0%

Energy Equipment & Services 2.9%
Baker Hughes	3,295,000	217,898
Schlumberger	5,775,000	399,053
		616,951
Oil, Gas & Consumable Fuels 3.1%
EOG Resources	1,665,000	118,781
ExxonMobil	2,565,900	193,597
Murphy Oil	1,551,400	82,845
Total (EUR)	3,910,000	274,273
		669,496

Total Energy		1,286,447

FINANCIALS 18.5%

Capital Markets 8.8%
Charles Schwab	8,430,000	154,185
E*TRADE Financial (1)	9,390,000	199,256
Franklin Resources	1,955,000	236,223
Goldman Sachs	759,100	156,853
Legg Mason	1,463,400	137,867
Morgan Stanley	2,401,100	189,110
Northern Trust	2,273,000	136,698
State Street	4,075,000	263,856
UBS (CHF)	7,160,000	426,317
		1,900,365
Commercial Banks 2.7%
Anglo Irish Bank (EUR)	8,253,400	176,610
Erste Bank der Oesterreich Sparkasse (EUR)	2,680,000	208,961
UniCredito Italiano S.p.A. (EUR)	19,825,000	188,912
		574,483
Consumer Finance 1.9%
American Express	5,105,300	287,939
SLM Corporation	2,885,600	118,021
		405,960
Diversified Financial Services 1.5%
Chicago Mercantile Exchange Holdings	160,100	85,247
Citigroup	4,495,000	230,773
		316,020
Insurance 2.7%
American International Group	5,405,000	363,324
Prudential Financial	2,305,000	208,049
		571,373
Thrifts & Mortgage Finance 0.9%
Countrywide Financial	4,869,300	163,803
Housing Development Finance (INR)	1,170,000	41,110
		204,913
Total Financials		3,973,114
HEALTH CARE 15.6%
Biotechnology 3.9%
Amgen (1)	4,664,200	260,635
Celgene (1)	1,865,000	97,838
Genentech (1)	3,030,000	248,824
Gilead Sciences (1)	3,098,000	236,997
		844,294
Health Care Equipment & Supplies 2.5%
Medtronic	5,605,000	274,981
St. Jude Medical (1)	1,130,800	42,529
Stryker	2,124,000	140,864
Zimmer Holdings (1)	823,000	70,293
		528,667
Health Care Providers & Services 5.8%
Aetna	3,592,500	157,315
Humana (1)	1,276,800	74,080
Medco (1)	3,705,000	268,724
UnitedHealth Group	7,570,000	400,983
WellPoint (1)	4,320,000	350,352
		1,251,454
Pharmaceuticals 3.4%
Eli Lilly	1,565,000	84,056
Novartis (CHF)	4,470,000	244,180
Roche Holding (CHF)	1,080,000	191,490
Sepracor (1)	1,591,163	74,196
Wyeth	2,740,000	137,082
		731,004
Total Health Care		3,355,419
INDUSTRIALS & BUSINESS SERVICES 9.4%
Aerospace & Defense 0.4%
General Dynamics	1,166,000	89,082
		89,082
Air Freight & Logistics 0.6%
Expeditors International of Washington	3,170,000	130,985
		130,985
Airlines 1.0%
Southwest Airlines	15,605,000	229,394
		229,394
Industrial Conglomerates 4.9%
GE	24,105,000	852,353
Tyco International	6,250,000	197,187
		1,049,540
Machinery 2.2%
Danaher	4,570,000	326,526
Deere	644,600	70,029
Joy Global	1,625,000	69,713
		466,268
Trading Companies & Distributors 0.3%
Fastenal	1,715,000	60,111
		60,111
Total Industrials & Business Services		2,025,380
INFORMATION TECHNOLOGY 22.5%
Communications Equipment 4.2%
Cisco Systems (1)	11,170,000	285,170
Corning (1)	6,391,700	145,347
Juniper Networks (1)	7,738,200	152,288
LM Ericsson (SEK)	46,295,000	170,335
QUALCOMM	3,520,000	150,163
		903,303
Computers & Peripherals 1.5%
Apple (1)	1,522,900	141,493
Dell (1)	3,282,600	76,189
EMC (1)	7,768,100	107,588
		325,270
Electronic Equipment & Instruments 0.5%
Hon Hai Precision (TWD)	16,000,000	107,344
		107,344
Internet Software & Services 3.4%
eBay (1)	6,090,000	201,884
Google, Class A (1)	906,500	415,322
Yahoo! (1)	3,530,600	110,472
		727,678
IT Services 3.7%
Accenture, Class A	10,018,400	386,109
Automatic Data Processing (1)	5,131,000	224,481
Broadridge Financial (1)	1,282,750	25,270
Infosys Technologies (INR)	3,350,000	156,624
		792,484
Semiconductor & Semiconductor Equipment 4.5%
Analog Devices	4,041,400	139,388
Applied Materials	4,366,000	79,985
ASML Holding, ADS (1)	5,960,000	147,510
Intel	3,716,000	71,087
Marvell Technology Group (1)	11,695,000	196,593
Maxim Integrated Products	5,107,200	150,152
Samsung Electronics (KRW)	56,625	33,884
Xilinx	5,450,700	140,246
		958,845
Software 4.7%
Adobe Systems (1)	3,089,787	128,844
Amdocs (1)	5,570,000	203,194
Autodesk (1)	3,845,000	144,572
Electronic Arts (1)	1,255,000	63,202
Intuit (1)	2,956,000	80,876
Microsoft	14,415,000	401,746
		1,022,434
Total Information Technology		4,837,358
MATERIALS 1.3%
Chemicals 0.6%
Monsanto	2,212,200	121,582
		121,582
Metals & Mining 0.7%
BHP Billiton (AUD)	6,205,000	150,303
		150,303
Total Materials		271,885
TELECOMMUNICATION SERVICES 4.9%
Wireless Telecommunication Services 4.9%
America Movil, ADR, Series L	5,856,000	279,858
American Tower Systems, Class A (1)	3,755,000	146,257
Bharti Airtel (INR) (1)	8,850,000	157,412
Crown Castle International (1)	5,900,000	189,567
Rogers Communications, Class B	8,323,400	272,675
Total Telecommunication Services		1,045,769
Total Common Stocks (Cost $17,226,660)		21,045,912
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	477,994,643	477,995
Total Short-Term Investments (Cost $477,995)		477,995
Total Investments in Securities
100.1% of Net Assets (Cost $17,704,655)		$21,523,907

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
(4)	All or a portion of this security is pledged to cover written call options at March 31,
2007.
ADR	American Depository Receipts
ADS	American Depository Shares
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
SEK	Swedish Krona
TWD	Taiwan Dollar

OPTIONS WRITTEN 0.0%
Wynn Resorts, Call, 6/16/07 @ $110.00 (1)	(1,000)	(173)
Total Options Written (Cost $(300))		(173)

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Growth Stock Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $17,704,655,000. Net unrealized gain aggregated $3,819,549,000 at period-end, of which $4,073,098,000 related to appreciated investments and $253,549,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $9,019,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $477,995,000 and $628,576,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007